Business combinations - Summary Of Fair Value Of Identifiable Assets And Laibilities Acquired (Detail) $ in Millions	Jun. 30, 2023 USD ($)
Assets
Cash and cash equivalents	$ 104
Trade and other receivables	77
Other financial assets	7
Inventories	329
Property, plant and equipment	7,676
Intangible assets - goodwill	192
Current tax receivable	36
Other assets	25
Total assets	8,446
Liabilities
Trade and other payables	242
Interest bearing liabilities	1,111
Deferred tax liabilities	867
Provisions	254
Total liabilities	2,474
Identifiable net assets acquired	5,972
Total consideration paid	5,972
Cash and cash equivalents acquired	(104)
Net cash consideration paid	$ 5,868